Disclosure of detailed information about assets and liabilities of joint venture (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 10,358	$ 49,330	$ 59,675
Receivables	236	2,125
Inventories		33,887
Prepaid expenses and deposits	180	3,468
VAT receivable		5,070
Total current assets	13,102	93,880
Non-current assets
Inventories		2,245
Reclamation deposit		1,837
Exploration and evaluation assets		13,085
Mineral properties, plant and equipment	114	597,738
Total non-current assets	299,513	614,905
Total assets	312,615	708,785
Current liabilities
Accounts payable and accrued liabilities	3,473	47,916
Non-current liabilities
Long-term incentive plan liability	300
Asset retirement provisions		30,790	25,374
Total liabilities	3,773	276,178
Equity	308,842	432,607	419,396
Total liabilities and equity	312,615	708,785
Asanko Gold Mine (AGM) [Member]
Current assets
Cash and cash equivalents	21,648
Receivables	4,513
Inventories	68,141
Prepaid expenses and deposits	2,693
VAT receivable	12,317
Total current assets	109,312
Non-current assets
Inventories	9,886
Reclamation deposit	1,884
Exploration and evaluation assets	9,649
Mineral properties, plant and equipment	469,406
Total non-current assets	490,825
Total assets	600,137
Current liabilities
Accounts payable and accrued liabilities	52,656
Non-current liabilities
Long-term incentive plan liability	217
Asset retirement provisions	34,036	$ 30,790	$ 25,374
Total liabilities	86,909
Equity	513,228
Total liabilities and equity	$ 600,137